10. COMMON STOCK (Details) (USD $)	3 Months Ended			12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011
Number of option
Beginning Balance	9,235,500	10,390,000	9,135,500	9,292,800
Granted		100,000	1,782,000	575,000
Exercised				(427,147)
Cancelled				(157,153)
Expired		(1,127,500)	(50,000)
Forfeited	(12,500)	(127,000)	(477,500)	(148,000)
Ending Balance	9,223,000	9,235,500	10,390,000	9,135,500
Weighted Average Exercise Price
Beginning Balance	$ 1.98	$ 2.02	$ 2.16	$ 2.09
Granted		$ 0.73	$ 1.25	$ 2.77
Exercised				$ 1.66
Cancelled				$ 1.32
Expired		$ 2.17	$ 1.77
Forfeited	$ 1.25	$ 2.28	$ 1.99	$ 2.31
Ending Balance	$ 1.98	$ 1.98	$ 2.02	$ 2.16